Document and Entity Information	Jul. 13, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment Form 8-K (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Fortune Brands Home & Security, Inc. (the “Company”) on July 14, 2020 (the “Original 8-K”). The Original 8-K was filed to announce the election of Amit Banati as a Class II member of the Board of Directors effective September 21, 2020. Mr. Banati’s committee assignments had not yet been determined at the time of the filing of the Original 8-K. The purpose of this Amendment is to disclose that the Board of Directors appointed Mr. Banati to serve as a member of the Board’s Audit Committee and Compensation Committee effective September 22, 2020.
Document Period End Date	Jul. 13, 2020
Entity Registrant Name	Fortune Brands Home & Security, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35166
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001519751
Title of 12(b) Security	Common Stock
Trading Symbol	FBHS
Security Exchange Name	NYSE